Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000241373
Shareholder Report [Line Items]
Fund Name	National Security Emerging Markets Index ETF
Class Name	Fund
Trading Symbol	NSI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about National Security Emerging Markets Index ETF for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nationalsecurityindex.com. You can also request this information by contacting us at 833-906-5569.
Additional Information Phone Number	833-906-5569
Additional Information Website	https://www.nationalsecurityindex.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
National Security Emerging Markets Index ETF	$39	0.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 9,947,650
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 25,919
InvestmentCompanyPortfolioTurnover	41.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.1%
Real Estate	0.1%
Health Care	2.0%
Utilities	2.1%
Consumer Staples	3.2%
Industrials	3.8%
Energy	4.0%
Materials	6.6%
Consumer Discretionary	10.9%
Communications	16.8%
Financials	21.2%
Technology	24.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	10.4%
Samsung Electronics Company Ltd.	4.0%
HDFC Bank Ltd.	3.7%
PDD Holdings, Inc.	2.9%
MercadoLibre, Inc.	2.7%
Chunghwa Telecom Company Ltd.	2.6%
Reliance Industries Ltd.	2.5%
Hon Hai Precision Industry Company Ltd.	2.4%
Naspers Ltd., Class N	2.4%
ICICI Bank Ltd.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.